Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Carrying Amounts of Variable Interest Entities
The carrying amounts associated with our consolidated variable interest entities, after eliminating the effect of intercompany transactions, were as follows:

	December 31,
	2015	2014
	(in thousands)
Assets	$17,612	$18,349
Liabilities	(19,250)	(10,559)
Net carrying amount	$(1,638)	$7,790